Prepaid Expense And Other Current Asset (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets at December 31, 2020 and September 30, 2021 consist of the following (in thousands):

	December 31,	September 30,
	2020	2021
Recovery of future customer compensation	$75,257	$83,204
Insurance recovery asset	2,500	2,980
Capitalized transaction costs	—	5,148
Prepaid expenses	2,309	5,428

Total prepaid expenses and other current assets	$80,066	$96,760

Prepaid expenses and other current assets at December 31, 2019 and 2020 consist of the following (in thousands):

	2019	2020
Recovery of future customer compensation	$6,662	$75,257
Insurance recovery asset	—	2,500
Prepaid expenses	5,410	2,309

Total prepaid expenses and other current assets	$12,072	$80,066